PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	¥ 84,775	$ 11,614	¥ 82,124	¥ 88,692
Tangible asset impairment charges	0		0	0
Impairment write off	1,225	$ 168	7,138	0
Equipment under operating lease, cost	111,017		124,894		$ 15,209
Equipment under operating lease, accumulated depreciation	92,448		104,174		12,665
Other borrowings | Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Assets pledged as collateral	576,261		391,056		$ 78,947
Hospital
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of intangible assets (Excluding Goodwill)	0		0	0
Impairment write off	¥ 0		¥ 0	¥ 0